TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2019
TRADE AND OTHER PAYABLES [Abstract]
Trade and Other Payables
	2019	2018
	US$	US$

Trade creditors	1,434,439	1,901,870
Accrued expenses	709,632	87,214
	2,144,071	1,989,084